Income Tax (Details)	6 Months Ended
Jun. 30, 2025 HKD ($)
Income Tax [Line Items]
Income tax rate	16.50%
Operating subsidiary assessable profits (in Dollars)	$ 2,000,000
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate	8.25%